Statement to Securityholder
Ally Auto Receivables Trust 2016-3

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2016-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	5/31/2016

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2016-3

5. Collateral Summary	Collection Period, Begin:	6/1/2019
	Collection Period, End:	6/30/2019
6. Charge-Off and Delinquency Rates	Determination Date:	7/10/2019
	Distribution Date:	7/15/2019
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

Statement to Securityholder
Ally Auto Receivables Trust 2016-3
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass	Total	Principal	Interest	Ending Note
	CUSIP- RegS	Principal Balance	Principal Balance		Distribution	Distribution	Through Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) =(6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02007LAA0	135,000,000.00	0.00	0.60000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02007LAB8	153,000,000.00	0.00	1.19000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02007LAC6	153,000,000.00	0.00	1.44000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-4	02007LAD4	45,140,000.00	43,993,187.37	1.72000000	5,098,462.55	63,056.90	N/A	5,161,519.45	0.00	0.00	38,894,724.82
B	02007LAE2	10,810,000.00	10,810,000.00	1.97000000	0.00	17,746.42	N/A	17,746.42	0.00	0.00	10,810,000.00
C	02007LAF9	9,010,000.00	9,010,000.00	2.32000000	0.00	17,419.33	N/A	17,419.33	0.00	0.00	9,010,000.00
D	02007LAG7	6,690,000.00	6,690,000.00	2.96000000	0.00	16,502.00	N/A	16,502.00	0.00	0.00	6,690,000.00
Certificates	02007L102/U0201J102	N/A	N/A	N/A	N/A	N/A	70,119.12	70,119.12	N/A	N/A	N/A
Deal Totals		512,650,000.00	70,503,187.37		5,098,462.55	114,724.65	70,119.12	5,283,306.32	0.00	0.00	65,404,724.82

Statement to Securityholder
Ally Auto Receivables Trust 2016-3
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	974.59431480	112.94777470	1.39691848	114.34469318	0.00000000	861.64654010
B	1,000.00000000	0.00000000	1.64166698	1.64166698	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.93333296	1.93333296	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.46666667	2.46666667	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	137.52694308
Ending Aggregate Note Pool Factor:	127.58163429

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Ally Auto Receivables Trust 2016-3
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	6/17/2019	7/14/2019	Actual/360	N/A	N/A	0.60000000	0.60000000	0.00
A-2	0.00	6/17/2019	7/14/2019	30/360	N/A	N/A	1.19000000	1.19000000	0.00
A-3	0.00	6/17/2019	7/14/2019	30/360	N/A	N/A	1.44000000	1.44000000	0.00
A-4	43,993,187.37	6/17/2019	7/14/2019	30/360	N/A	N/A	1.72000000	1.72000000	63,056.90
B	10,810,000.00	6/17/2019	7/14/2019	30/360	N/A	N/A	1.97000000	1.97000000	17,746.42
C	9,010,000.00	6/17/2019	7/14/2019	30/360	N/A	N/A	2.32000000	2.32000000	17,419.33
D	6,690,000.00	6/17/2019	7/14/2019	30/360	N/A	N/A	2.96000000	2.96000000	16,502.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	63,056.90	0.00	63,056.90	0.00
B	0.00	17,746.42	0.00	17,746.42	0.00
C	0.00	17,419.33	0.00	17,419.33	0.00
D	0.00	16,502.00	0.00	16,502.00	0.00
Deal Totals	0.00	114,724.65	0.00	114,724.65	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2016-3
4. Collections and Distributions

Collections
Receipts During the Period	5,276,092.23
Administrative Purchase Payments	12,648.55
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	60,442.90
Other Fees or Expenses Paid	0.00
Total Collections	5,349,183.68

Beginning Reserve Account Balance	1,287,459.33
Total Available Amount	6,636,643.01

Distributions
Total Available Amount	6,636,643.01
Basic Servicing Fee	64,377.36
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	63,056.90
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	17,746.42
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	17,419.33
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	16,502.00
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	1,287,459.33
Noteholders' Regular Principal Distributable Amount	5,098,462.55
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	70,119.12

Supplemental Servicing Fees	14,417.45
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	4,200.00

Statement to Securityholder
Ally Auto Receivables Trust 2016-3

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	37,913	11,996	11,542
	Aggregate Receivables Principal Balance	514,983,731.65	77,197,975.88	72,099,513.33
	Aggregate Amount Financed	516,182,817.60	77,252,826.63	72,148,276.70

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	5.12000000	5.55270170	5.56497926	65.31	69.03	69.10	50.90	24.21	23.54

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.39%	1.38%	1.08%	1.40%	1.21%	1.26%	1.06%	1.15%	1.24%	1.24%	1.38%	1.20%	1.41%	1.32%	1.21%	1.26%	1.10%	1.25%	1.08%	1.07%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.23%	1.00%	1.28%	1.17%	1.18%	1.11%	1.16%	1.21%	0.91%	1.19%	1.03%	1.05%	1.09%	0.97%	1.10%	1.13%	1.11%	0.92%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2016-3
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	74,700,551.67	14	74,007.88	5,286.28	1.1889%	11,542	71	0.6151%
Preceding	80,161,961.09	21	81,116.64	3,862.70	1.2143%	11,996	50	0.4168%
Next Preceding	86,121,666.71	17	15,801.51	929.50	0.2202%	12,492	59	0.4723%
Third Preceding	92,319,947.05	17	73,967.24	4,351.01	0.9614%	Three Month Average		0.5014%
Four Month Average					0.8962%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	516,182,817.60	4,743,256.11	0.9189%	31 - 60 days	201	1,565,158.41	2.1694%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	62	559,312.37	0.7752%
Trust 2016-3 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	9	82,489.22	0.1143%
				> 120 days	0	0.00	0.0000%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		173	1,171,812.73
				Current Period		17	136,965.35
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		12	37,041.27
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies				Ending Inventory		178	1,271,736.81

7. Credit Instruments
A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	1,287,459.33	1,287,459.33	0.00	0.00	0.00	1,287,459.33	1,287,459.33

Statement to Securityholder
Ally Auto Receivables Trust 2016-3
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,333,731.65
Current Overcollateralization	6,694,788.51
Overcollateralization Target	6,694,788.51

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
61+ Delinquencies	0.00%	0.08%	0.14%	0.20%	0.18%	0.21%	0.25%	0.23%	0.26%	0.27%	0.19%	0.24%	0.23%	0.34%	0.30%	0.28%	0.32%	0.45%	0.53%	0.55%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	1.60%	1.60%	1.60%	1.60%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies	0.43%	0.48%	0.40%	0.40%	0.40%	0.53%	0.42%	0.47%	0.61%	0.57%	0.61%	0.71%	0.69%	0.54%	0.43%	0.65%	0.63%	0.89%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2016-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2016-3 will perform in the future.